Disclosures on the effects of fluctuations in foreign currency exchange rates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP	Turkish Lira	[1]
Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 137,125	$ 125,573
Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	454,685	238,571
Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,650	4,947
Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,027	1,074
Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	108,177	101,264
Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5,800	4,317
Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	15,471	13,971
Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	867	1,292
Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	453,818	237,279
Up to 90 days [member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	123,023	115,215
Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	394	4,947
Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	950	982
Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	108,177	96,903
Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,548	270
Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	8,954	12,113
Later than three months and not later than one year [member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	14,102	10,358
Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,256	0
Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	77	92
Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	4,361
Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,252	4,047
Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,517	1,858
Over 1 year to 2 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 1 year to 2 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 2 years to 3 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 2 years to 3 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	454,685	238,571
Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	867	1,292
Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	453,818	237,279
4 to 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
4 to 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Unidad de Fomento (funds code) | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Liabilities held in foreign currencies	$ 6,598	$ 4,947
Unidad de Fomento (funds code) | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF	CLF
Liabilities held in foreign currencies	$ 453,818	$ 237,279
Unidad de Fomento (funds code) | Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	342	4,947
Unidad de Fomento (funds code) | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,256	0
Unidad de Fomento (funds code) | Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	453,818	237,279
Unidad de Fomento (funds code) | 4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Chile, Pesos | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 64	80
Chile, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 69,789	65,671
Chile, Pesos | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 31	326
Chile, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 14,134	$ 10,532
Chile, Pesos | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP	CLP
Liabilities held in foreign currencies	$ 521	$ 601
Chile, Pesos | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	69,789	61,310
Chile, Pesos | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	7,703	8,708
Chile, Pesos | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	64	80
Chile, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	4,361
Chile, Pesos | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	31	326
Chile, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,431	1,824
Chile, Pesos | Over 1 year to 2 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 2 years to 3 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 3 years to 4 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	521	601
Chile, Pesos | 4 to 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Brazil, Brazil Real | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 52	0
Brazil, Brazil Real | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 707	739
Brazil, Brazil Real | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 34	37
Brazil, Brazil Real | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 3	6
Brazil, Brazil Real | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 3	15
Brazil, Brazil Real | Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	52	0
Brazil, Brazil Real | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	707	739
Brazil, Brazil Real | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	34	37
Brazil, Brazil Real | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3	15
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3	6
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Thailand, Baht | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Liabilities held in foreign currencies	$ 65	91
Thailand, Baht | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	65	91
Thailand, Baht | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Euro Member Countries, Euro | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 243	243
Euro Member Countries, Euro | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 36,439	32,896
Euro Member Countries, Euro | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 5,548	644
Euro Member Countries, Euro | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 1,053	2,955
Euro Member Countries, Euro | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	243	243
Euro Member Countries, Euro | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	36,439	32,896
Euro Member Countries, Euro | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,548	0
Euro Member Countries, Euro | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,053	2,955
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,000	644
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
United Kingdom, Pounds | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Liabilities held in foreign currencies	$ 0	11
United Kingdom, Pounds | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	11
United Kingdom, Pounds | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
India, Rupees | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Liabilities held in foreign currencies	$ 1	1
India, Rupees | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1	1
India, Rupees | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Mexico, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 7	13
Mexico, Pesos | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 9	3,074
Mexico, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 149	$ 380
Mexico, Pesos | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN	MXN
Liabilities held in foreign currencies	$ 175	$ 65
Mexico, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	7	13
Mexico, Pesos | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	3
Mexico, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	103	346
Mexico, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	9	3,071
Mexico, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	46	34
Mexico, Pesos | Over 1 year to 2 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 2 years to 3 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 3 years to 4 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	175	65
Mexico, Pesos | 4 to 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Peru, Nuevos Soles | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Liabilities held in foreign currencies	$ 0	3
Peru, Nuevos Soles | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Liabilities held in foreign currencies	$ 70	70
Peru, Nuevos Soles | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	3
Peru, Nuevos Soles | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	70	70
Peru, Nuevos Soles | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Peru, Nuevos Soles | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Saudi Arabia, Riyals | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 1,842	2,541
Saudi Arabia, Riyals | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 201	264
Saudi Arabia, Riyals | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 11	12
Saudi Arabia, Riyals | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,842	2,541
Saudi Arabia, Riyals | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	264
Saudi Arabia, Riyals | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	11	12
Saudi Arabia, Riyals | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
Saudi Arabia, Riyals | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	201	0
Saudi Arabia, Riyals | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Argentina, Pesos | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Liabilities held in foreign currencies	$ 13	12
Argentina, Pesos | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Argentina, Pesos | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 13	12
Japan, Yen | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Liabilities held in foreign currencies	$ 171
Japan, Yen | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Liabilities held in foreign currencies	$ 0	$ 0
Japan, Yen | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency		YEN
Liabilities held in foreign currencies		$ 626
Japan, Yen | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 1 year to 2 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Japan, Yen | Over 1 year to 2 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
Japan, Yen | Over 2 years to 3 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Japan, Yen | Over 2 years to 3 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
Japan, Yen | Over 3 years to 4 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Japan, Yen | Over 3 years to 4 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
Japan, Yen | Over 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	171
Japan, Yen | Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		626
Japan, Yen | 4 to 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0
Japan, Yen | 4 to 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
China, Yuan Renminbi | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Liabilities held in foreign currencies	$ 8	3
China, Yuan Renminbi | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Liabilities held in foreign currencies	$ 51	7
China, Yuan Renminbi | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	3
China, Yuan Renminbi | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	11	7
China, Yuan Renminbi | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	8	0
China, Yuan Renminbi | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 40	$ 0

[1]	These Companies are subsidiaries of the associate Doktor Tarsa Tarim Sanayi AS.